Related Party Transactions (Details) - Schedule of amounts accrued - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Accrued [Abstract]
Rick Havenstrite, President	$ 37,697	$ 37,697	$ 37,697
Marianne Havenstrite, Treasurer and Principal Financial Officer	18,462	18,462	$ 18,462
Total	$ 56,159	$ 56,159